Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 14, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy and Practice Related to the Grant of Equity Awards

We historically have granted annual equity awards, including stock options, to our named executive officers at our regularly scheduled Compensation Committee meeting in the last week of February. The timing of the Compensation Committee meeting is determined by our corporate calendar and is not scheduled in coordination with the release of material nonpublic information. In addition, we do not have a policy regarding the timing and the release of material nonpublic information to affect executive compensation. Historically, our Compensation Committee meeting has occurred after our year-end
earnings release and the filing of our Form
10-K.
In the first quarter of 2025, due to an administrative calendar change, the Compensation Committee meeting was moved to February 14, 2025, which was fifteen calendar days after the fourth quarter and Fiscal 2024 earnings release filed on January 30, 2025, and during the period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-Q,
Form
10-K
or Form
8-K
that discloses material nonpublic information, or the “Designated Period” (our Fiscal 2024 Form
10-K
was filed on February 19, 2025). The
pre-existing
calendar change was not scheduled in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation or determining the terms or timing of equity awards.
As required by Item 402(x) of Regulation
S-K
under the Exchange Act, we are providing the following information related to the stock option grants awarded to our named executive officers during the Designated Period occurring during Fiscal 2025. All stock options are granted with an exercise price equal to the closing market price of our common stock on the date of grant.
Fiscal Year 2025 Grants of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award*	% Change in Market Price **

David A. Spector	February 14, 2025	45,419	$101.76	$2,025,687	-0.87%

Doug Jones	February 14, 2025	21,456	$101.76	$956,938	-0.87%

Daniel S. Perotti	February 14, 2025	12,529	$101.76	$558,793	-0.87%

James Follette	February 14, 2025	8,770	$101.76	$391,142	-0.87%

Derek W. Stark	February 14, 2025	7,204	$101.76	$321,298	-0.87%

*	Amounts reflect the grant date fair value of stock option awards in accordance with Accounting Standards Codification Topic 718.
**
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%). The closing price per share of our common stock on February 18, 2025 (the trading date ending immediately prior to the filing of our Form
10-K
on February 19, 2025) was $101.81, and the closing price per share of our common stock on February 20, 2025 (the next trading date beginning immediately following the filing of our Form
10-K
on February 19, 2025) was $100.92.

Award Timing Method	We historically have granted annual equity awards, including stock options, to our named executive officers at our regularly scheduled Compensation Committee meeting in the last week of February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
David A. Spector [Member]
Awards Close in Time to MNPI Disclosures
Name		David A. Spector
Underlying Securities | shares		45,419
Exercise Price | $ / shares		$ 101.76
Fair Value as of Grant Date | $		$ 2,025,687
Underlying Security Market Price Change		(0.0087)
Doug Jones [Member]
Awards Close in Time to MNPI Disclosures
Name		Doug Jones
Underlying Securities | shares		21,456
Exercise Price | $ / shares		$ 101.76
Fair Value as of Grant Date | $		$ 956,938
Underlying Security Market Price Change		(0.0087)
Daniel S. Perotti [Member]
Awards Close in Time to MNPI Disclosures
Name		Daniel S. Perotti
Underlying Securities | shares		12,529
Exercise Price | $ / shares		$ 101.76
Fair Value as of Grant Date | $		$ 558,793
Underlying Security Market Price Change		(0.0087)
James Follette [Member]
Awards Close in Time to MNPI Disclosures
Name		James Follette
Underlying Securities | shares		8,770
Exercise Price | $ / shares		$ 101.76
Fair Value as of Grant Date | $		$ 391,142
Underlying Security Market Price Change		(0.0087)
Derek W. Stark [Member]
Awards Close in Time to MNPI Disclosures
Name		Derek W. Stark
Underlying Securities | shares		7,204
Exercise Price | $ / shares		$ 101.76
Fair Value as of Grant Date | $		$ 321,298
Underlying Security Market Price Change		(0.0087)